16. Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Investment securities available for sale	$ 297,890	$ 297,823
Carrying Amount
Assets:
Cash and cash equivalents	76,773	48,843
Investment securities available for sale	297,890	297,823
Other investments	4,990	5,599
Mortgage loans held for sale	497	6,922
Loans, net	607,459	605,551
Cash surrender value of life insurance	13,706	13,273
Liabilities:
Deposits	799,361	781,525
Securities sold under agreements to repurchase	45,396	34,578
FHLB borrowings	65,000	70,000
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	76,773	48,843
Investment securities available for sale	1,689	1,468
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	294,951	295,105
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	13,706	13,273
Liabilities:
Deposits	798,460	780,662
Securities sold under agreements to repurchase	45,396	34,578
FHLB borrowings	65,891	76,375
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	1,250	1,250
Other investments	4,990	5,599
Mortgage loans held for sale	497	6,922
Loans, net	612,132	599,996
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	76,773	48,843
Investment securities available for sale	297,890	297,823
Other investments	4,990	5,599
Mortgage loans held for sale	497	6,922
Loans, net	612,132	599,996
Cash surrender value of life insurance	13,706	13,273
Liabilities:
Deposits	798,460	780,662
Securities sold under agreements to repurchase	45,396	34,578
FHLB borrowings	65,891	76,375
Junior subordinated debentures	$ 20,619	$ 20,619